Accounts Receivable, net - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 164,943	$ 189,279	$ 188,774
Loss allowance for lifetime expected credit	0	0
No Past Due [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 162,765	$ 186,654
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	1,685	$ 2,622
Weighted average loss rate		0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.00%
Past due within 30 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.25%
Past due 31-60 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 474	3
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.00%
Past due 31-60 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	4.16%	0.01%
Past due 61-90 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	$ 0
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.00%
Past due 61-90 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	4.17%	6.29%
Past due 91-120 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 19	$ 0
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.00%
Past due 91-120 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	20.40%	18.21%
Past due over 121 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	$ 0
Weighted average loss rate	100.00%	100.00%
Loss allowance for lifetime expected credit	$ 0	$ 0